United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if amendment [  ]; Amendment Number
This Amendment (Check only one.) [  ] is a restatement
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 415 N. McKinley, Suite 1200
         Little Rock, AR 72205

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas May 9, 2002

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acxiom Corp                    COM              005125109     3044   177590 SH       SOLE                   177590
Alltel Corp                    COM              020039103     1775    31957 SH       SOLE                    31957
America Online Inc             COM              00184a105     2111    89255 SH       SOLE                    89255
Amgen                          COM              031162100     2718    45536 SH       SOLE                    45536
Anadarko Pete Corp             COM              032511107      395     7000 SH       SOLE                     7000
Anheuser Busch Cos             COM              035229103      532    10200 SH       SOLE                    10200
BJ Services                    COM              055482103     4078   118300 SH       SOLE                   118300
BP Amoco PLC ADR               COM              055622104      633    11916 SH       SOLE                    11916
Baker Hughes Inc               COM              057224107      237     6200 SH       SOLE                     6200
Bankshares of Fayetteville     COM              066515107     1266    42195 SH       SOLE                    42195
Bombay Company                 COM              097924104       37    12300 SH       SOLE                    12300
Bristol Myers Squibb           COM              110122108      690    17035 SH       SOLE                    17035
Burlington Res Inc             COM              122014103      287     7149 SH       SOLE                     7149
Calpine Corporation            COM              131347106     1212    95400 SH       SOLE                    95400
Cardinal Health Inc            COM              14149y108     2463    34750 SH       SOLE                    34750
Cendant                        COM              151313103      592    30850 SH       SOLE                    30850
ChevronTexaco                  COM              166764100      223     2471 SH       SOLE                     2471
Citigroup                      COM              172967101     3699    74707 SH       SOLE                    74707
Citizens Holding Co            COM              174715102      695    46327 SH       SOLE                    46327
Clayton Homes Inc              COM              184190106      564    33684 SH       SOLE                    33684
Coca Cola Co                   COM              191216100      941    18000 SH       SOLE                    18000
Comcast Corp                   COM              200300200     2735    86000 SH       SOLE                    86000
Diamond Offshore               COM              25271C102      214     6850 SH       SOLE                     6850
E M C Corp Mass                COM              268648102     2070   173657 SH       SOLE                   173657
Exxon Mobil Corp               COM              302290101     2490    56819 SH       SOLE                    56819
Federal Natl Mtg Assn          COM              313586109     3586    44895 SH       SOLE                    44895
Filene's Basement              COM              316866102        0    15000 SH       SOLE                    15000
First Data Corp                COM              319963104     3149    36095 SH       SOLE                    36095
Ford Mtr Co Del                COM              345370100      176    10664 SH       SOLE                    10664
General Elec Co                COM              369604103     4124   110130 SH       SOLE                   110130
Guidant Corp                   COM              401698105     1698    39200 SH       SOLE                    39200
Hillenbrand Inds               COM              431573104      240     3900 SH       SOLE                     3900
Intel Corp                     COM              458140100     2976    97851 SH       SOLE                    97851
International Paper Co         COM              460146103      357     8300 SH       SOLE                     8300
Intl Business Mach             COM              459200101      983     9450 SH       SOLE                     9450
Kinross Gold                   COM              496902107       28    22251 SH       SOLE                    22251
Lockheed Martin Corp           COM              539830109      221     3834 SH       SOLE                     3834
Lowes Cos Inc                  COM              548661107     3354    77120 SH       SOLE                    77120
Merck & Co Inc                 COM              589331107      213     3702 SH       SOLE                     3702
Morgan St Dean Witter          COM              617446448     3381    58997 SH       SOLE                    58997
New Amer Hi Inc Fd             COM              641876107       95    35000 SH       SOLE                    35000
New Plan Excel Realty          COM              648053106      240    11950 SH       SOLE                    11950
Newmont Mng Corp               COM              651639106      457    16500 SH       SOLE                    16500
Noble Affiliates               COM              654894104      277     7100 SH       SOLE                     7100
Oracle Corp                    COM              68389X105     2843   222131 SH       SOLE                   222131
Pfizer Inc                     COM              717081103     3374    84893 SH       SOLE                    84893
Pitney Bowes Inc               COM              724479100     1181    27600 SH       SOLE                    27600
Pure Gold Minerals             COM              745911107        1    10000 SH       SOLE                    10000
Raytheon Co                    COM              755111507      230     5607 SH       SOLE                     5607
Royal Oak Mines                COM              78051D105        0    53000 SH       SOLE                    53000
SBC Communications             COM              78387G103     1482    39580 SH       SOLE                    39580
Schlumberger Ltd               COM              806857108     2475    42075 SH       SOLE                    42075
Scientific Atlanta             COM              808655104     1490    64520 SH       SOLE                    64520
Southwest Airls Co             COM              844741108     2362   122066 SH       SOLE                   122066
Sun Microsystems Inc           COM              866810104     1671   189496 SH       SOLE                   189496
Teekay Shipping Corp           COM              V89564104      297     7800 SH       SOLE                     7800
Tellabs Inc                    COM              879664100      873    83425 SH       SOLE                    83425
Texas Instrs Inc               COM              882508104     3080    93048 SH       SOLE                    93048
Transocean Sedco Forex         COM              835420100      204     6150 SH       SOLE                     6150
Tyco Intl LTD New              COM              902124106     3620   111992 SH       SOLE                   111992
Tyson Foods Inc Cl A           COM              902494103      247    19765 SH       SOLE                    19765
United Parcel Service          COM              911312106     1731    28475 SH       SOLE                    28475
United Technologies            COM              913017109      534     7196 SH       SOLE                     7196
Wal Mart Stores Inc            COM              931142103     8778   143229 SH       SOLE                   143229
Weyerhaeuser Co.               COM              962166104      638    10150 SH       SOLE                    10150
Wyeth                          COM              983024100     1825    27800 SH       SOLE                    27800
Bankshares of Fayetteville     PRD                             315    10500 SH       SOLE                    10500

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 67

Form 13F Information Tablle Value Total: $100,510

List of Other Included Managers:
No.		13F File Number		Name